Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	2.04%	0.79%
U.S. Treasury Notes, 0.375%, 03/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 68,100,000
Fair Value as a % of Trust Capital		28.32%
Fair Value		$ 68,149,213
U.S. Treasury Notes, 0.250% 05/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 50,710,000
Fair Value as a % of Trust Capital		21.09%
Fair Value		$ 50,747,636
U.S. Treasury notes, 0.250%, 07/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 52,260,000
Fair Value as a % of Trust Capital		21.74%
Fair Value		$ 52,296,745
U.S. Treasury notes, 0.250%, 09/15/2015 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 47,220,000
Fair Value as a % of Trust Capital		19.64%
Fair Value		$ 47,241,212
U.S. Treasury notes, 0.375%, 04/30/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 48,100,000
Fair Value as a % of Trust Capital	23.03%
Fair Value	$ 48,096,242
U.S. Treasury notes, 0.250%, 05/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 45,710,000
Fair Value as a % of Trust Capital	21.87%
Fair Value	$ 45,684,110
U.S. Treasury notes, 0.625%, 07/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 44,260,000
Fair Value as a % of Trust Capital	21.20%
Fair Value	$ 44,272,102
U.S. Treasury notes, 0.875%, 09/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 47,220,000
Fair Value as a % of Trust Capital	22.64%
Fair Value	$ 47,284,559
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	88.74%	90.79%
Fair Value	$ 185,337,013	$ 218,434,806